Principal Accounting Policies - Statutory reserves (Details) - PRC	12 Months Ended
Dec. 31, 2022
General reserve fund
Statutory reserves
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Statutory surplus reserve
Statutory reserves
Required minimum percentage of annual appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%